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[UBS GLOBAL ASSET MANAGEMENT LOGO]

   UBS CASH RESERVES FUND

   PROSPECTUS

   AUGUST 30, 2005

   THIS PROSPECTUS OFFERS SHARES OF A MONEY MARKET FUND PRIMARILY TO ELIGIBLE BENEFIT PLANS THAT PARTICIPATE IN THE UBS FINANCIAL SERVICES INC. ACCESS(SM) PROGRAM, BUT ONLY IF UBS GLOBAL ASSET MANAGEMENT (US) INC. OR AN AFFILIATE DOES NOT SERVE AS INVESTMENT MANAGER FOR THE PLAN. THE FUND MAY BE MADE AVAILABLE TO CLIENTS IN OTHER PROGRAMS.

   AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS COMPLETE OR ACCURATE. TO STATE OTHERWISE IS A CRIME.

              NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE.

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Contents

THE FUND
WHAT EVERY INVESTOR SHOULD KNOW ABOUT THE FUND

       Investment Objective, Strategies and Risks                     Page 3

       Performance                                                    Page 5

       Expenses and Fee Tables                                        Page 6

       More About Risks and Investment Strategies                     Page 7

YOUR INVESTMENT
INFORMATION FOR MANAGING YOUR FUND ACCOUNT

       Managing Your Fund Account                                     Page 9
       --Buying Shares
       --Selling Shares
       --Additional Information About Your Account
       --Pricing and Valuation

ADDITIONAL INFORMATION
ADDITIONAL IMPORTANT INFORMATION ABOUT THE FUND

       Management                                                     Page 12

       Dividends and Taxes                                            Page 13

       Disclosure of Portfolio Holdings                               Page 14

       Financial Highlights                                           Page 15

       Where to learn more about the fund                             Back Cover

           THE FUND IS NOT A COMPLETE OR BALANCED INVESTMENT PROGRAM.

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Investment Objective, Strategies and Risks

FUND OBJECTIVE

To provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars.

UBS Global Asset Management (US) Inc. ("UBS Global AM"), the fund's investment advisor, selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

- CREDIT RISK--Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

- GOVERNMENT SECURITIES RISK--There are different types of US government securities with different levels of credit risk. Some US government securities are issued or guaranteed by the US Treasury and are supported by the full faith and credit of the United States. Other types of US government securities are supported by the full faith and credit of the United States (but not issued by the US Treasury). These securities have the lowest credit risk. Still other types of US government securities are: (1) supported by the ability of the issuer to borrow from the US Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; (3) supported by pools of assets (E.G., mortgage-backed securities); or (4) supported by the United States in some other way. Certain US government securities are riskier than others. The relative level of risk depends on the nature of the particular security. A US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are riskier than those that are.

- INTEREST RATE RISK--The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

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-  FOREIGN INVESTING RISK--The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in US dollars, it generally is not subject to the risk of changes in currency valuations.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

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Performance

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year.

The table that follows the bar chart shows the average annual returns for the fund's shares for the 2004 calendar year and since inception.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

[CHART]

TOTAL RETURN (2001 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

CALENDAR YEAR    TOTAL RETURN
2001                3.90%
2002                1.46%
2003                0.81%
2004                0.95%

Total return January 1 to June 30, 2005--1.12%
Best quarter during years shown: 1st quarter, 2001--1.35%
Worst quarters during years shown: 1st and 2nd quarters, 2004--0.16%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2004

(INCEPTION DATE: 2/14/00)

One Year                    0.95%
Life of Fund                2.56%

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Expenses and Fee Tables

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment when you buy or sell fund shares):

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)     None
Maximum Deferred Sales Charge (Load) (as a % of offering price)                 None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

Management Fees                                                                 0.33%
Distribution and/or Service (12b-1) Fees                                        None
Other Expenses                                                                  0.32%
                                                                                ----
Total Annual Fund Operating Expenses                                            0.65%
                                                                                ====
Expense Reimbursements/Management Fee Waivers*                                  0.18%
                                                                                ----
Net Expenses*                                                                   0.47%
                                                                                ====

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*    The fund and UBS Global AM have entered into a written expense reimbursement/management fee waiver agreement. UBS Global AM is contractually obligated to reimburse fund expenses to the extent that the fund's expenses otherwise would exceed the "Net Expenses" rate shown above. The fund has agreed to repay UBS Global AM for those reimbursed expenses if the fund can do so over the following three years without causing its expenses in any of those years to exceed the "Net Expenses" rate. UBS Global AM is also contractually obligated to waive 0.04% of its 0.33% management fee. Both are reflected in the table above.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain at the expense levels shown in the table above, except for the period when the fund's expenses are lower due to its agreement with UBS Global AM. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

       1 YEAR       3 YEARS     5 YEARS     10 YEARS
       ------       -------     -------     --------
        $ 48         $ 190       $ 344        $ 793

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More About Risks and Investment Strategies

PRINCIPAL RISKS

The main risks of investing in the fund are described below. Other risks of investing in the fund, along with further detail about some of the risks described below, are discussed in the fund's Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.

CREDIT RISK. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk.

FOREIGN INVESTING RISK. Foreign investing may involve risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of US issuers. In addition, there are differences between US and foreign regulatory requirements and market practices.

GOVERNMENT SECURITIES RISK. Various types of US government securities have different levels of credit risk. Credit risk is the risk that the issuer will not make principal or interest payments when they are due. Some US government securities are issued or guaranteed by the US Treasury and are supported by the full faith and credit of the United States. Other types of US government securities are supported by the full faith and credit of the United States (but not issued by the US Treasury). These securities have the lowest credit risk. Still other types of US government securities are: (1) supported by the ability of the issuer to borrow from the US Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; (3) supported by pools of assets (E.G., mortgage-backed securities); or (4) supported by the United States in some other way. A fund may invest in securities in any of these categories. A fund may invest in securities issued by government-sponsored enterprises that, although chartered or sponsored by Acts of Congress, issue securities that are neither insured nor guaranteed by the US government. For example, debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Federal National Mortgage Association ("Fannie Mae"), and the Federal Home Loan Banks ("FHLBs"), are neither insured nor guaranteed by the US government.

INTEREST RATE RISK. The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of the fund's investments will fall. Also, the fund's yield will tend to lag behind changes in prevailing short-term interest rates. This means that the fund's income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, the fund's income generally will tend to fall more slowly.

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ADDITIONAL RISK

STRUCTURED SECURITY RISK. The fund may purchase securities representing interests in underlying assets, but structured to provide certain advantages not inherent in those assets (E.G., enhanced liquidity and yields linked to short-term interest rates). If those securities behaved in a way that UBS Global AM did not anticipate, or if the security structures encountered unexpected difficulties, the fund could suffer a loss.

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES

Like all money market funds, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable price of $1.00 per share. The fund's investment strategies are designed to comply with these requirements.

UBS Global AM may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying the fund's composition and weighted average maturity based upon UBS Global AM's assessment of the relative values of various money market instruments and future interest rate patterns. UBS Global AM also may buy or sell money market instruments to take advantage of yield differences.

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Managing Your Fund Account

BUYING SHARES

THE FUND OFFERS ITS SHARES PRIMARILY TO ELIGIBLE BENEFIT PLANS, INCLUDING INDIVIDUAL RETIREMENT ACCOUNTS, THROUGH BROKERAGE ACCOUNTS ESTABLISHED AS ELIGIBLE BENEFIT PLAN SWEEP ACCOUNTS AT UBS FINANCIAL SERVICES INC. OR UBS GLOBAL AM. THE TYPES OF ELIGIBLE BENEFIT PLANS THAT ARE PERMITTED TO BUY FUND SHARES ARE DESCRIBED BELOW. YOU CAN OPEN AN ELIGIBLE BENEFIT PLAN SWEEP ACCOUNT BY CONTACTING YOUR FINANCIAL ADVISOR.

Fund shares are currently available primarily to eligible benefit plans participating in the UBS Financial Services ACCESS(SM) program if UBS Global AM or an affiliate does not serve as investment manager to the eligible benefit plan (I.E., UBS Financial Services Inc., UBS Global AM or their affiliates do not exercise any investment discretion over account assets). The fund may be made available to other programs.

BUYING SHARES AUTOMATICALLY

The fund is designed to automatically invest free credit cash balances (that is, immediately available funds) held in your account in shares of the fund. If you are eligible to buy fund shares, the fund will be offered as the money market sweep fund for the automatic investment of free credit cash balances. You should contact your Financial Advisor to determine if another money market fund is available for your account. (Neither UBS Global AM nor any affiliate may recommend a specific money market fund for automatic investment of such account balances.) All free cash credit balances of $1.00 or more in your brokerage account are automatically invested in the fund on a daily basis for settlement the next business day. These amounts include proceeds of securities sold in your account. All remaining free cash credit balances under $1.00 are invested in fund shares monthly. There is no sales charge or commission paid for the automatic purchase of shares.

Your purchase of fund shares will be priced at the next determination of net asset value on any business day after federal funds become available to the fund. Federal funds are funds deposited by a commercial bank in an account at a Federal Reserve Bank that can be transferred to a similar account of another bank in one day and thus can be made immediately available to the fund. A business day is any day that the Boston offices of the fund's custodian and the New York City offices of UBS Financial Services Inc. and its bank are all open for business. One or more of these institutions will be closed on the observance of the following holidays: New Year's Day, Martin Luther King,
Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran's Day, Thanksgiving Day and Christmas Day.

The fund and UBS Global AM have the right to reject any purchase order and to suspend the offering of fund shares for a period of time or permanently.

The fund pays no sales commission, sales load or distribution fees to the principal underwriter and its affiliates, or any other person, in connection with the sale of fund shares. Neither UBS Global AM nor any affiliate exercises any discretion with respect to

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the timing or frequency of the automatic investment of free cash balances.

Please consult your Financial Advisor for more information about this automatic purchase feature.

BENEFIT PLANS ELIGIBLE TO BUY FUND SHARES

Eligible benefit plans that may buy fund shares include:

-  individual retirement accounts (E.G., traditional, rollover and "SIMPLE"
   IRAs);

-  simplified employee pension plans;

- cash or deferred arrangements (I.E., 401(k) plans, including SIMPLE 401(k) plans);

-  profit sharing plans;

-  money purchase plans;

-  defined benefit plans;

-  target benefit plans;

-  church plans;

-  government plans; and

-  self-employed plans (I.E., "Keoghs").

Other benefit plans may be eligible to buy fund shares. Contact your Financial Advisor for more information regarding these benefit plans.

Although the amount that you may contribute to an eligible benefit plan in any one year is subject to certain limitations, you may invest and reinvest assets already held in an eligible benefit plan in the fund without regard to these limitations.

SELLING SHARES

Your fund shares will be sold automatically to settle any outstanding securities purchases or debits to your brokerage account.

If the proceeds from selling your fund shares remain in the eligible benefit plan sweep account, certain adverse tax consequences that may otherwise be applicable to eligible benefit plan distributions will not occur.

ADDITIONAL INFORMATION ABOUT YOUR ACCOUNT

Investment programs buying or holding shares for their client accounts may charge clients for cash management and other services provided in connection with their accounts.

You should consider the terms of your investment program before purchasing shares.

You will receive a confirmation of your purchases and sales of fund shares on periodic account statements. These periodic statements may be sent monthly except that, if your only fund activity in a quarter was reinvestment of dividends, the activity may be reported on a quarterly rather than a monthly statement.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. If you do not provide the information requested, a fund may not be able to maintain your account. If a fund is unable to verify your identity or that of another person(s) authorized to act on your behalf, the fund and UBS Global AM reserve the right to close your account and/or take such other action they deem reasonable or required by law. Fund shares will be redeemed and valued in

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accordance with the net asset value next calculated after the determination has been made to close the account.

MARKET TIMING. Frequent purchases and redemptions of fund shares could increase the fund's transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund's portfolio, which could impact the fund's performance. However, money market funds are generally used by investors for short-term investments, often in place of bank checking or savings accounts or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. UBS Global AM anticipates that shareholders will purchase and sell fund shares frequently because the fund is designed to offer investors a liquid cash option. UBS Global AM also believes that money market funds, such as the fund, are not targets of abusive trading practices because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. For these reasons, the Board has not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to discourage excessive or short-term trading of fund shares.

Other UBS Global AM funds that are not money market funds have approved policies and procedures designed to discourage and prevent abusive trading practices. For more information about market timing policies and procedures for another UBS Global AM fund, please see that fund's prospectus.

PRICING AND VALUATION

The price of fund shares is based on net asset value. The net asset value per share is the total value of the fund divided by the total number of shares outstanding. In determining net asset value, the fund values its securities at their amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity. The fund's net asset value per share is expected to be $1.00, although this value is not guaranteed. Your price for buying or selling your shares will be the net asset value that is next calculated after the fund accepts your order.

The fund typically calculates its net asset value per share twice each business day, at noon, Eastern time, and at 4:00 p.m., Eastern time.

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Management

INVESTMENT ADVISOR

UBS Global AM is a Delaware corporation located at 51 West 52nd Street, New York, NY 10019-6114. UBS Global AM is an investment advisor registered with the US Securities and Exchange Commission. UBS Global AM is an indirect wholly owned subsidiary of UBS AG ("UBS"). As of June 30, 2005, UBS Global AM had approximately $50.1 billion in assets under management. UBS Global AM is a member of the UBS Global Asset Management Division, which had approximately $535.3 billion in assets under management worldwide as of June 30, 2005. UBS is an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.

ADVISORY FEES

The fund has agreed to pay advisory and administration fees to UBS Global AM at an annual rate of 0.33% of the fund's average daily net assets. UBS Global AM has contractually undertaken to waive 0.04% of its investment advisory and administration fees and reimburse a portion of expenses to maintain the fund's ordinary total operating expenses at a level not exceeding 0.47% of the fund's average daily net assets at least through the end of its current fiscal year (April 30, 2006). The fund has agreed to repay UBS Global AM for any reimbursed expenses if it can do so over the following three years without causing the fund's expenses in any of those years to exceed the aforementioned rate.

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Dividends and Taxes

DIVIDENDS

The fund declares dividends daily and pays them monthly. The fund may distribute all or a portion of its short-term capital gains (if any) to the extent required to ensure that the fund maintains its federal tax law status as a regulated investment company. The fund will also distribute all or a portion of its short-term capital gains to the extent necessary to maintain its share price at $1.00.

You will receive dividends in additional shares of the fund. Shares earn dividends on the day they are purchased but not on the day they are sold.

The fund notifies its shareholders following the end of each calendar year of the amount of all dividends paid that year.

TAXES

Eligible benefit plan participants ordinarily do not pay taxes on dividends their plans receive on fund shares until they withdraw the proceeds from the plan.

Generally, withdrawals from an eligible benefit plan will be taxable as ordinary income. Withdrawals will be subject to an additional tax equal to 10% of the amount distributed unless the withdrawals are used to pay certain higher education expenses, certain acquisition costs of first-time home buyers, or in certain situations, are made after the participant:

-  reaches age 59 1/2;

-  becomes permanently disabled; or

- for certain employer-sponsored plans, reaches at least age 55 and separates from service of the employer who sponsored the plan.

You should consult your tax advisor concerning the timing and tax consequences of withdrawals from your eligible benefit plan.

The failure of an eligible benefit plan to make sufficient distributions to a participant after the participant reaches age 70 1/2 may be subject to an excise tax. Moreover, certain contributions to an eligible benefit plan in excess of the amounts permitted by law may be subject to an excise tax.

If you hold fund shares other than through a tax-exempt account or plan such as an IRA or 401(k) plan, the dividends that you receive from the fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash. For these shareholders, the fund expects that its dividends will be taxed as ordinary income.

Although dividends are generally treated as taxable to you in the year they are paid, dividends declared in October, November or December but paid in January are taxable as if they were paid in December.

The fund may be required to withhold a 28% federal tax on all dividends payable to you

- if you fail to provide the fund or UBS Financial Services Inc. with your correct taxpayer identification number on Form W-9 (for US citizens and resident aliens) or to make required certifications, or

- if you have been notified by the IRS that you are subject to backup withholding.

Taxable distributions to non-residents may be subject to a 30% withholding tax. Distributions to non-residents of short-term capital gains and interest income are expected to be subject to withholding tax because certain detailed information necessary for an exemption is not maintained or expected to be available.

The above is a general and abbreviated discussion of certain tax considerations, and each investor is advised to consult with his or her own tax advisor. There is additional information on taxes in the fund's SAI.

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Disclosure of Portfolio Holdings

The fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in its semiannual and annual reports to shareholders and is filed with the SEC on Form N-CSR. The fund's Forms N-Q and Forms N-CSR are available on the SEC's Web site at http://www.sec.gov. The fund's Forms N-Q and Forms N-CSR may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-942 8090. Additionally, you may obtain copies of Forms N-Q and semiannual and annual reports to shareholders from the fund upon request by calling 1-800-647 1568. Please consult the fund's Statement of Additional Information ("SAI") for a description of the policies and procedures that govern disclosure of the fund's portfolio holdings.

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Financial Highlights

The following financial highlights table is intended to help you understand the fund's financial performance for the fiscal periods indicated. Certain information reflects financial results for a single fund share. In the table, "total investment return" represents the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends and distributions).

The information in the financial highlights has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the fund's annual report to shareholders. The annual report may be obtained without charge by calling toll free 1-800-647 1568.

                                                                            FOR THE YEARS ENDED APRIL 30,
                                                  --------------------------------------------------------------------------------
                                                      2005             2004             2003             2002             2001
                                                  ------------     ------------     ------------     ------------     ------------
NET ASSET VALUE, BEGINNING OF YEAR                $       1.00     $       1.00     $       1.00     $       1.00     $       1.00
                                                  ------------     ------------     ------------     ------------     ------------
Net investment income                                    0.014            0.007            0.012            0.026            0.059
                                                  ------------     ------------     ------------     ------------     ------------
Dividends from net investment income                    (0.014)          (0.007)          (0.012)          (0.026)          (0.059)
Distributions from net realized gains from
  investment activities                                 (0.000)#         (0.001)          (0.000)#             --               --
                                                  ------------     ------------     ------------     ------------     ------------
Total dividends and distributions                       (0.014)          (0.008)          (0.012)          (0.026)          (0.059)
                                                  ------------     ------------     ------------     ------------     ------------
NET ASSET VALUE, END OF YEAR                      $       1.00     $       1.00     $       1.00     $       1.00     $       1.00
                                                  ============     ============     ============     ============     ============
TOTAL INVESTMENT RETURN(1)                                1.44%            0.70%            1.25%            2.66%            6.01%
                                                  ============     ============     ============     ============     ============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's)                   $    324,223     $    239,135     $    235,863     $    393,966     $    349,830
Expenses to average net assets, net of fee
  waivers and expense reimbursements by advisor           0.47%            0.47%            0.47%            0.47%            0.47%
Expenses to average net assets, before fee
  waivers and expense reimbursements by advisor           0.65%            0.72%            0.66%            0.61%            0.54%
Net investment income to average net assets,
  net of fee waivers and expense reimbursements
   by advisor                                             1.47%            0.65%            1.25%            2.61%            5.80%
Net investment income to average net assets,
  before fee waivers and expense reimbursements
   by advisor                                             1.29%            0.40%            1.06%            2.47%            5.73%

----------
  #  Amount represents less than $(0.0005) per share.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on fund distributions.

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

If you want more information about the fund, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS

Additional information about the fund's investments is available in its annual and semiannual reports to shareholders.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The fund's SAI provides more detailed information about the fund and is incorporated by reference into this prospectus (I.E., it is legally a part of this prospectus).

You may discuss your questions about the fund by contacting your Financial Advisor. You may obtain free copies of the fund's annual and semiannual reports and its SAI by contacting the fund directly at 1-800-647 1568. You may also request other information about the fund and make shareholder inquiries via this number. The fund does not make its SAI and shareholder report available online because (1) it is a money market fund, (2) it does not have its own Web site, and (3) its advisor does not make such documents for money market funds available on its Web site.

You may review and copy information about the fund, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942 8090. You can get copies of reports and other information about the fund:

- For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102; or

- Free from the EDGAR Database on the SEC's Internet Web site at: http://www.sec.gov.

UBS Money Series
--UBS Cash Reserves Fund
Investment Company Act File No. 811-08767

(C) 2005 UBS Global Asset Management (US) Inc.
All rights reserved.

I-449

[UBS GLOBAL ASSET MANAGEMENT LOGO]

UBS Cash Reserves Fund

Prospectus

August 30, 2005

[UBS GLOBAL ASSET MANAGEMENT LOGO]


     UBS LIQUID ASSETS FUND

     PROSPECTUS

     AUGUST 30, 2005

     THIS PROSPECTUS OFFERS SHARES OF A MONEY MARKET FUND PRIMARILY TO ELIGIBLE BENEFIT PLANS THAT PARTICIPATE IN CERTAIN UBS FINANCIAL SERVICES INC. INVESTMENT PROGRAMS AND THAT HAVE ARRANGEMENTS WITH UBS GLOBAL ASSET MANAGEMENT (US) INC. OR AN AFFILIATE TO SERVE AS INVESTMENT MANAGER FOR THE CLIENT OR INVESTMENT PROGRAM.

     AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS COMPLETE OR ACCURATE. TO STATE OTHERWISE IS A CRIME.


              NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE.

UBS Liquid Assets Fund
--------------------------------------------------------------------------------


Contents

THE FUND
WHAT EVERY INVESTOR SHOULD KNOW ABOUT THE FUND

     Investment Objective, Strategies and Risks                     Page 3

     Performance                                                    Page 5

     Expenses and Fee Tables                                        Page 6

     More About Risks and Investment Strategies                     Page 7

YOUR INVESTMENT
INFORMATION FOR MANAGING YOUR FUND ACCOUNT

     Managing Your Fund Account                                     Page 9
     --Buying Shares
     --Selling Shares
     --Additional Information About Your Account
     --Pricing and Valuation

ADDITIONAL INFORMATION
ADDITIONAL IMPORTANT INFORMATION ABOUT THE FUND

     Management                                                     Page 12

     Dividends and Taxes                                            Page 13

     Disclosure of Portfolio Holdings                               Page 14

     Financial Highlights                                           Page 15

     Where to learn more about the fund                             Back Cover

           THE FUND IS NOT A COMPLETE OR BALANCED INVESTMENT PROGRAM.

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2

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UBS Liquid Assets Fund
--------------------------------------------------------------------------------

Investment Objective, Strategies and Risks

FUND OBJECTIVE

To provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars.

UBS Global Asset Management (US) Inc. ("UBS Global AM"), the fund's investment advisor, selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

- CREDIT RISK--Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

- GOVERNMENT SECURITIES RISK--There are different types of US government securities with different levels of credit risk. Some US government securities are issued or guaranteed by the US Treasury and are supported by the full faith and credit of the United States. Other types of US government securities are supported by the full faith and credit of the United States (but not issued by the US Treasury). These securities have the lowest credit risk. Still other types of US government securities are: (1) supported by the ability of the issuer to borrow from the US Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; (3) supported by pools of assets (e.g., mortgage-backed securities); or (4) supported by the United States in some other way. Certain US government securities are riskier than others. The relative level of risk depends on the nature of the particular security. A US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are riskier than those that are.

- INTEREST RATE RISK--The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

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                                                                               3

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UBS Liquid Assets Fund
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-  FOREIGN INVESTING RISK--The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in US dollars, it generally is not subject to the risk of changes in currency valuations.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

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4

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UBS Liquid Assets Fund
--------------------------------------------------------------------------------

Performance

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year.

The table that follows the bar chart shows the average annual returns for the fund's shares for the 2004 calendar year and since inception.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

[CHART]

TOTAL RETURN (2001 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

CALENDAR YEAR   TOTAL RETURN
2001                4.21%
2002                1.81%
2003                1.06%
2004                1.26%

Total return January 1 to June 30, 2005--1.27%
Best quarter during years shown: 1st quarter, 2001--1.42%
Worst quarters during years shown: 1st and 2nd quarters, 2004--0.23%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2004

(INCEPTION DATE: 2/14/00)

One Year                                1.26%
Life of Fund                            2.86%

--------------------------------------------------------------------------------
                                                                               5

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UBS Liquid Assets Fund
--------------------------------------------------------------------------------

Expenses and Fee Tables

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment when you buy or sell fund shares):

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)              None
Maximum Deferred Sales Charge (Load) (as a % of offering price)                          None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

Management Fees*                                                                         0.09%
Distribution and/or Service (12b-1) Fees                                                 None
Other Expenses                                                                           0.17%
                                                                                      -------
Total Annual Fund Operating Expenses                                                     0.26%
                                                                                      =======

----------
* The fund reimburses UBS Global AM for its direct costs and expenses incurred in managing the fund's portfolio, which are included in "Management Fees" above. The fund also reimburses UBS Global AM for its direct costs and expenses in administering the fund. UBS Global AM's direct costs for management and administration services exclude any costs attributable to overhead or any profit charge. These fees are estimated amounts. UBS Global AM periodically will review fund expenses in an effort to confirm that only direct costs and expenses are paid to it by the fund. See "Management." UBS Global AM has decided to waive its entire management fees (0.09%) from the fund so that the effective total fund operating expenses will be 0.17%. UBS Global AM may terminate this voluntary waiver at any time in the future.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain at their current expense levels. The example does not reflect the effect of the voluntary management fee waiver described in the footnote to the Expenses and Fee Table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         1 YEAR       3 YEARS     5 YEARS     10 YEARS
                         ------       -------     -------     --------
                         $  27       $    84     $   146     $    331

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UBS Liquid Assets Fund
--------------------------------------------------------------------------------

More About Risks and Investment Strategies

PRINCIPAL RISKS

The main risks of investing in the fund are described below. Other risks of investing in the fund, along with further detail about some of the risks described below, are discussed in the fund's Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.

CREDIT RISK. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk.

FOREIGN INVESTING RISK. Foreign investing may involve risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of US issuers. In addition, there are differences between US and foreign regulatory requirements and market practices.

GOVERNMENT SECURITIES RISK. Various types of US government securities have different levels of credit risk. Credit risk is the risk that the issuer will not make principal or interest payments when they are due. Some US government securities are issued or guaranteed by the US Treasury and are supported by the full faith and credit of the United States. Other types of US government securities are supported by the full faith and credit of the United States
(but not issued by the US Treasury). These securities have the lowest credit risk. Still other types of US government securities are: (1) supported by the ability of the issuer to borrow from the US Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; (3) supported by pools of assets (E.G., mortgage-backed securities); or (4) supported by the United States in some other way. The fund may invest in securities in any of these categories. The fund may invest in securities issued by government-sponsored enterprises that, although chartered or sponsored by Acts of Congress, issue securities that are neither insured nor guaranteed by the US government. For example, debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal
Home Loan Mortgage Corporation ("Freddie Mac"), the Federal National Mortgage Association ("Fannie Mae"), and the Federal Home Loan Banks ("FHLBs"), are neither insured nor guaranteed by the US government.

INTEREST RATE RISK. The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of the fund's investments will fall. Also, the fund's yield will tend to lag behind changes in prevailing short-term interest rates. This means that the fund's income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, the fund's income generally will tend to fall more slowly.

--------------------------------------------------------------------------------
                                                                               7

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ADDITIONAL RISK

STRUCTURED SECURITY RISK. The fund may purchase securities representing interests in underlying assets, but structured to provide certain advantages not inherent in those assets (E.G., enhanced liquidity and yields linked to short-term interest rates). If those securities behaved in a way that UBS Global AM did not anticipate, or if the security structures encountered unexpected difficulties, the fund could suffer a loss.

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES

Like all money market funds, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable price of $1.00 per share. The fund's investment strategies are designed to comply with these requirements.

UBS Global AM may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying the fund's composition and weighted average maturity based upon UBS Global AM's assessment of the relative values of various money market instruments and future interest rate patterns. UBS Global AM also may buy or sell money market instruments to take advantage of yield differences.

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8

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UBS Liquid Assets Fund
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Managing Your Fund Account

BUYING SHARES

THE FUND OFFERS ITS SHARES PRIMARILY TO ELIGIBLE BENEFIT PLANS, INCLUDING INDIVIDUAL RETIREMENT ACCOUNTS, THROUGH BROKERAGE ACCOUNTS ESTABLISHED AS ELIGIBLE BENEFIT PLAN SWEEP ACCOUNTS AT UBS FINANCIAL SERVICES INC. OR CERTAIN OTHER FINANCIAL SERVICES FIRMS. THE TYPES OF ELIGIBLE BENEFIT PLANS THAT ARE PERMITTED TO BUY FUND SHARES ARE DESCRIBED BELOW. YOU CAN OPEN AN ELIGIBLE BENEFIT PLAN SWEEP ACCOUNT BY CONTACTING YOUR FINANCIAL ADVISOR.

Fund shares are available primarily to eligible benefit plans that participate in certain investment programs offered by UBS Financial Services Inc. or an affiliate and managed by UBS Global AM or an affiliate. The eligible investment programs include:

-  UBS Financial Services Inc. ACCESS-SM-;

-  UBS Financial Services Inc. Managed Accounts Consulting (MAC) Wrap;

-  UBS Financial Services Inc. Portfolio Management Program (PMP);

-  UBS Financial Services Inc. SELECTIONS-SM-; and

-  Private Wealth Solutions-SM-.

The fund may be made available to other programs. ACCESS and SELECTIONS are servicemarks of UBS Financial Services Inc. Private Wealth Solutions is a servicemark of UBS Global AM.

The fund is designed primarily for eligible benefit plans that participate in these programs where UBS Global AM or an affiliate serves as investment manager (I.E., UBS Financial Services Inc., UBS Global AM or an affiliate exercises investment discretion with respect to account assets).

BUYING SHARES AUTOMATICALLY

The fund is designed to automatically invest free credit cash balances (that is, immediately available funds) held in your account in shares of the fund for the investment programs listed above. If you are eligible to buy fund shares, the fund will be offered as the money market sweep fund for the automatic investment of free credit cash balances. You should contact your financial advisor to determine if another money market fund is available for your account. (Neither your financial advisor, UBS Global AM, nor any affiliate may recommend a specific money market fund for automatic investment of such account balances.) All free cash credit balances of $1.00 or more in your brokerage account are automatically invested in the fund on a daily basis for settlement the next business day. These amounts include proceeds of securities sold in your account. All remaining free cash credit balances under $1.00 are invested in fund shares monthly. There is no sales charge or commission paid for the automatic purchase of shares.

Your purchase of fund shares will be priced at the next determination of net asset value on any business day after federal funds become available to the fund. Federal funds are funds deposited by a commercial bank in an account at a Federal Reserve Bank that can be transferred to a similar account of another bank in one day and thus can be made immediately available to the fund. A business day is any day that the Boston offices of the fund's custodian and the New York City offices of UBS Financial Services Inc. and its bank are all open for business. One or more of these institutions will be closed on the observance of the following holidays: New Year's Day, Martin Luther King,
Jr. Day, President's

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                                                                               9

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UBS Liquid Assets Fund
--------------------------------------------------------------------------------

Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran's Day, Thanksgiving Day and Christmas Day.

The fund and UBS Global AM have the right to reject a purchase order and to suspend the offering of the fund's shares for a period of time or permanently.

The fund pays no sales commission, sales load or distribution fees to the principal underwriter and its affiliates, or any other person, in connection with the sale of fund shares. Neither UBS Global AM nor any affiliate exercises any discretion with respect to the timing or frequency of the automatic investment of free cash balances.

Please consult your financial advisor for more information about this automatic purchase feature.

BENEFIT PLANS ELIGIBLE TO BUY FUND SHARES

Eligible benefit plans that may buy fund shares include:

-  individual retirement accounts (E.G., traditional, rollover and "SIMPLE"
   IRAs);

-  simplified employee pension plans;

- cash or deferred arrangements (I.E., 401(k) plans, including SIMPLE 401(k) plans);

-  profit sharing plans;

-  money purchase plans;

-  defined benefit plans;

-  target benefit plans;

-  church plans;

-  government plans; and

-  self-employed plans (I.E., "Keoghs").

Other benefit plans may be eligible to buy fund shares. Contact your financial advisor for more information regarding these benefit plans.

Although the amount that you may contribute to an eligible benefit plan in any one year is subject to certain limitations, you may invest and reinvest assets already held in an eligible benefit plan in the fund without regard to these limitations.

SELLING SHARES

Your fund shares will be sold automatically to settle any outstanding securities purchases or debits to your brokerage account.

If the proceeds from selling your fund shares remain in the eligible benefit plan sweep account, certain adverse tax consequences that may otherwise be applicable to eligible benefit plan distributions will not occur.

ADDITIONAL INFORMATION ABOUT YOUR ACCOUNT

Investment programs buying or holding shares for their client accounts may charge clients for cash management and other services provided in connection with their accounts.

You should consider the terms of your investment program before purchasing shares.

You will receive a confirmation of your purchases and sales of fund shares on periodic account statements. These periodic statements may be sent monthly except that, if your only fund activity in a quarter was reinvestment of dividends, the activity may be reported on a quarterly rather than a monthly statement.

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UBS Liquid Assets Fund
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To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. If you do not provide the information requested, a fund may not be able to maintain your account. If a fund is unable to verify your identity or that of another person(s) authorized to act on your behalf, the fund and UBS Global AM reserve the right to close your account and/or take such other action they deem reasonable or required by law. Fund shares will be redeemed and valued in accordance with the net asset value next calculated after the determination has been made to close the account.

MARKET TIMING. Frequent purchases and redemptions of fund shares could increase the fund's transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund's portfolio, which could impact the fund's performance. However, money market funds are generally used by investors for short-term investments, often in place of bank checking or savings accounts or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. UBS Global AM anticipates that shareholders will purchase and sell fund shares frequently because the fund is designed to offer investors a liquid cash option. UBS Global AM also believes that money market funds, such as the fund, are not targets of abusive trading practices because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. For these reasons, the Board has not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to discourage excessive or short-term trading of fund shares.

Other UBS Global AM funds that are not money market funds have approved policies and procedures designed to discourage and prevent abusive trading practices. For more information about market timing policies and procedures for another UBS Global AM fund, please see that fund's prospectus.

PRICING AND VALUATION

The price of fund shares is based on net asset value. The net asset value per share is the total value of the fund divided by the total number of shares outstanding. In determining net asset value, the fund values its securities at their amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity. The fund's net asset value per share is expected to be $1.00, although this value is not guaranteed. Your price for buying or selling your shares will be the net asset value that is next calculated after the fund accepts your order.

The fund typically calculates its net asset value per share twice each business day, at noon, Eastern time, and at 4:00 p.m., Eastern time.

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                                                                              11

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UBS Liquid Assets Fund
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Management

INVESTMENT ADVISOR

UBS Global AM is a Delaware corporation located at 51 West 52nd Street, New York, NY 10019-6114. UBS Global AM is an investment advisor registered with the US Securities and Exchange Commission. UBS Global AM is an indirect, wholly owned subsidiary of UBS AG ("UBS"). As of June 30, 2005, UBS Global AM had approximately $50.1 billion in assets under management. UBS Global AM is a member of the UBS Global Asset Management Division, which had approximately $535.3 billion in assets under management worldwide as of June 30, 2005. UBS is an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.

ADVISORY FEES

The fund has agreed to pay advisory and administration fees to UBS Global AM that are limited to reimbursements for direct costs, excluding any profit or overhead. For the fiscal year ended April 30, 2005, UBS Global AM voluntarily waived its entire advisory and administrative fee. Had UBS Global AM not done so, the fund would have paid UBS Global AM advisory and administrative fees at an estimated effective annual rate of 0.09% of its average daily net assets. UBS Global AM is currently continuing to waive its entire management fee but may terminate this voluntary waiver at any time in the future.

Under the agreement with the fund, UBS Global AM manages the investment operations of the fund and also administers the fund's business affairs. UBS Global AM is entitled to be reimbursed by the fund for its direct advisory and administrative costs and expenses, excluding any profit or overhead, incurred in providing services to the fund. UBS Global AM's costs include the following: (i) paying the salaries and expenses of the fund's officers and other personnel engaged in administering the fund's business; (ii) monitoring financial and shareholder accounting services provided by the fund's custodian and transfer agent, respectively; (iii) responding to shareholder inquiries and disseminating information to shareholders; (iv) monitoring compliance with the fund's registration statement and other operating documents, with federal and state securities laws and rules thereunder and with the Internal Revenue Code; (v) preparing semiannual and annual reports to shareholders; (vi) preparing filings required by the SEC; (vii) assisting in the preparation of federal, state and local tax returns; (viii) assisting with the payment of notice filing fees under state securities laws; (ix) organizing annual and special meetings of the fund's shareholders; and (x) paying any other costs and expenses UBS Global AM incurs in managing the portfolio of the fund. UBS Global AM periodically will review fund expenses in an effort to confirm that only direct costs and expenses are paid to UBS Global AM by the fund. The fund will incur other expenses in its operations.

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Dividends and Taxes

DIVIDENDS

The fund declares dividends daily and pays them monthly. The fund may distribute all or a portion of its short-term capital gains (if any) to the extent required to ensure that the fund maintains its federal tax law status as a regulated investment company. The fund will also distribute all or a portion of its short-term capital gains to the extent necessary to maintain its share price at $1.00.

You will receive dividends in additional shares of the fund. Shares earn dividends on the day they are purchased but not on the day they are sold.

The fund notifies its shareholders following the end of each calendar year of the amount of all dividends paid that year.

TAXES

Eligible benefit plan participants ordinarily do not pay taxes on dividends their plans receive on fund shares until they withdraw the proceeds from the plan. Generally, withdrawals from an eligible benefit plan will be taxable as ordinary income. Withdrawals will be subject to an additional tax equal to 10% of the amount distributed unless the withdrawals are used to pay certain higher education expenses, certain acquisition costs of first-time home buyers, or in certain situations, are made after the participant:

-  reaches age 59 1/2;

-  becomes permanently disabled; or

- for certain employer-sponsored plans, reaches at least age 55 and separates from service of the employer who sponsored the plan.

You should consult your tax adviser concerning the timing and tax consequences of withdrawals from your eligible benefit plan.

The failure of an eligible benefit plan to make sufficient distributions to a participant after the participant reaches age 70 1/2 may be subject to an excise tax. Moreover, certain contributions to a benefit plan in excess of the amounts permitted by law may be subject to an excise tax.

If you hold fund shares other than through a tax-exempt account or plan such as an IRA or 401(k) plan, the dividends that you receive from the fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash. For these shareholders, the fund expects that its dividends will be taxed as ordinary income.

Although dividends are generally treated as taxable to you in the year they are paid, dividends declared in October, November or December but paid in January are taxable as if they were paid in December.

The fund may be required to withhold a 28% federal tax on all dividends payable to you

- if you fail to provide the fund or UBS Financial Services Inc. with your correct taxpayer identification number on Form W-9 (for US citizens and resident aliens) or to make required certifications, or

- if you have been notified by the IRS that you are subject to backup withholding.

Taxable distributions to non-residents may be subject to a 30% withholding tax. Distributions to

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                                                                              13

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--------------------------------------------------------------------------------

non-residents of short-term capital gains and interest income are expected to be subject to withholding tax because certain detailed information necessary for an exemption is not maintained or expected to be available.

The above is a general and abbreviated discussion of certain tax considerations, and each investor is advised to consult with his or her own tax advisor. There is additional information on taxes in the fund's SAI.

Disclosure of Portfolio Holdings

The fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in its semiannual and annual reports to shareholders and is filed with the SEC on Form N-CSR. The fund's Forms N-Q and Forms N-CSR are available on the SEC's Web site at http://www.sec.gov. The fund's Forms N-Q and Forms N-CSR may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-942 8090. Additionally, you may obtain copies of Forms N-Q and semiannual and annual reports to shareholders from the fund upon request by calling 1-800-647 1568. Please consult the fund's Statement of Additional Information ("SAI") for a description of the policies and procedures that govern disclosure of the fund's portfolio holdings.

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14

UBS Liquid Assets Fund
--------------------------------------------------------------------------------

Financial Highlights

The following financial highlights table is intended to help you understand the fund's financial performance for the fiscal periods indicated. Certain information reflects financial results for a single fund share. In the table, "total investment return" represents the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends and distributions).

The information in the financial highlights has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the fund's Annual Report to Shareholders. The annual report may be obtained without charge by calling toll free 1-800-647 1568.

                                                                             FOR THE YEARS ENDED APRIL 30,
                                                      ---------------------------------------------------------------------------
                                                          2005            2004           2003            2002             2001
                                                      -----------     -----------     -----------     -----------     -----------
NET ASSET VALUE, BEGINNING OF YEAR                    $      1.00     $      1.00     $      1.00     $      1.00     $      1.00
                                                      -----------     -----------     -----------     -----------     -----------
Net investment income                                       0.017           0.010           0.015           0.029           0.061
                                                      -----------     -----------     -----------     -----------     -----------
Dividends from net investment income                       (0.017)         (0.010)         (0.015)         (0.029)         (0.061)
Distributions from net realized gains from
  investment activities                                    (0.000)#        (0.000)#        (0.000)#            --              --
Total dividends and distributions                          (0.017)         (0.010)         (0.015)         (0.029)         (0.061)
                                                      -----------     -----------     -----------     -----------     -----------
NET ASSET VALUE, END OF YEAR                          $      1.00     $      1.00     $      1.00     $      1.00     $      1.00
                                                      ===========     ===========     ===========     ===========     ===========
TOTAL INVESTMENT RETURN(1)                                   1.74%           0.98%           1.56%           2.98%           6.32%
                                                      ===========     ===========     ===========     ===========     ===========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's)                       $   394,013     $   326,684     $   338,534     $   368,936     $   444,417
Expenses to average net assets, net of fee
  waivers by advisor                                         0.17%           0.17%           0.16%           0.17%           0.19%
Expenses to average net assets, before fee
  waivers by advisor                                         0.26%           0.20%           0.19%           0.20%           0.22%
Net investment income to average net assets,
  net of fee waivers by advisor                              1.72%           0.95%           1.56%           2.96%           6.11%
Net investment income to average net assets,
  before fee waivers by advisor                              1.63%           0.92%           1.53%           2.93%           6.08%

----------
  #  Amount is less than $(0.0005) per share.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on fund distributions.

--------------------------------------------------------------------------------
                                                                              15

                  (This page has been left blank intentionally)

                  (This page has been left blank intentionally)

If you want more information about the fund, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS

Additional information about the fund's investments is available in its annual and semiannual reports to shareholders.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The fund's SAI provides more detailed information about the fund and is incorporated by reference into this prospectus (I.E., it is legally a part of this prospectus).

You may discuss your questions about the fund by contacting your Financial Advisor. You may obtain free copies of the fund's annual and semiannual reports and its SAI by contacting the fund directly at 1-800-647 1568. You may also request other information about the fund and make shareholder inquiries via this number. The fund does not make its SAI and shareholder report available online because (1) it is a money market fund, (2) it does not have its own Web site, and (3) its advisor does not make such documents for money market funds available on its Web site.

You may review and copy information about the fund, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942 8090. You can get copies of reports and other information about the fund:

- For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102; or

- Free from the EDGAR Database on the SEC's Internet Web site at: http://www.sec.gov.

UBS Money Series
--UBS Liquid Assets Fund
Investment Company Act File No. 811-08767

(C) 2005 UBS Global Asset Management (US) Inc.
All rights reserved.

I-450

[UBS GLOBAL ASSET MANAGEMENT LOGO]

UBS Liquid Assets Fund

Prospectus

August 30, 2005

[UBS GLOBAL ASSET MANAGEMENT LOGO]


 INSTITUTIONAL MONEY MARKET FUNDS


 UBS SELECT MONEY MARKET FUND
 UBS SELECT TREASURY FUND

 PROSPECTUS

AUGUST 30, 2005


 THIS PROSPECTUS OFFERS INSTITUTIONAL AND FINANCIAL INTERMEDIARY SHARES IN THE TWO MONEY MARKET FUNDS LISTED ABOVE. EACH CLASS HAS DIFFERENT ONGOING EXPENSES.

 AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE FUNDS' SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS COMPLETE OR ACCURATE. TO STATE OTHERWISE IS A CRIME.

              NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE.

UBS Institutional Money Market Funds
--------------------------------------------------------------------------------

CONTENTS

THE FUNDS
WHAT EVERY INVESTOR SHOULD KNOW ABOUT THE FUNDS

UBS SELECT MONEY MARKET FUND
       Investment Objective, Strategies and Risks                                          Page 3

       Performance                                                                         Page 5

       Expenses and Fee Tables                                                             Page 6

UBS SELECT TREASURY FUND
       Investment Objective, Strategies and Risks                                          Page 7

       Performance                                                                         Page 7

       Expenses and Fee Tables                                                             Page 8

       More About Risks and Investment Strategies                                          Page 9

YOUR INVESTMENT
INFORMATION FOR MANAGING YOUR FUND ACCOUNT

       Managing Your Fund Account                                                          Page 11
       --Buying Shares
       --Selling Shares
       --Exchanging Shares
       --Additional Information About Your Account
       --Pricing and Valuation

ADDITIONAL INFORMATION
ADDITIONAL IMPORTANT INFORMATION ABOUT THE FUNDS

       Management                                                                          Page 20

       Dividends and Taxes                                                                 Page 21

       Disclosure of Portfolio Holdings                                                    Page 23

       Financial Highlights                                                                Page 24

       Appendix A: Additional Information Regarding
       Purchases and Redemptions.                                                          A-1

       Where to learn more about the funds                                                 Back Cover

          THE FUNDS ARE NOT A COMPLETE OR BALANCED INVESTMENT PROGRAM.

--------------------------------------------------------------------------------
2

UBS Select Money Market Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

FUND OBJECTIVE

Maximum current income consistent with liquidity and the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars.

UBS Global Asset Management (US) Inc. ("UBS Global AM") serves as the fund's investment advisor. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

- CREDIT RISK--Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

- FOREIGN INVESTING RISK--The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in US dollars, it generally is not subject to the risk of changes in currency valuations.

- GOVERNMENT SECURITIES RISK--There are different types of US government securities with different levels of credit risk. Some US government securities are issued or guaranteed by the US Treasury and are supported by the full faith and credit of the United States. Other types of US government securities are supported by the full faith and credit of the United States (but not issued by the US Treasury). These securities have the lowest credit risk. Still other types of US government securities are: (1) supported by the ability of the issuer to borrow from the US Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; (3) supported by pools of assets (E.G., mortgage-backed securities); or (4) supported by the United States in some other way. Certain US government securities are riskier than others. The relative level of risk depends on the nature of the particular security. A US government-sponsored entity, although chartered or sponsored by an Act

--------------------------------------------------------------------------------

UBS Select Money Market Fund
--------------------------------------------------------------------------------

   of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are riskier than those that are.

- INTEREST RATE RISK--The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

More information about the risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

--------------------------------------------------------------------------------
4

UBS Select Money Market Fund
--------------------------------------------------------------------------------

PERFORMANCE

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Institutional shares because they have a longer performance history than Financial Intermediary shares.

The table that follows the bar chart shows the average annual returns over various time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

[CHART]

TOTAL RETURN ON INSTITUTIONAL SHARES

CALENDAR YEAR   TOTAL RETURN
1999                5.22%
2000                6.47%
2001                4.20%
2002                1.79%
2003                1.08%
2004                1.25%

Total return January 1 to June 30, 2005--1.26%
Best quarters during years shown: 3rd and 4th quarters, 2000--1.66% Worst quarter during years shown: 1st quarter, 2004--0.23%

AVERAGE ANNUAL TOTAL RETURNS*
as of December 31, 2004

                                                                          INSTITUTIONAL
                                                                         SHARES (8/10/98)
                                                                         (INCEPTION DATE)
                                                                         ----------------
One year                                                                       1.25%
Five years                                                                     2.94%
Life of Class                                                                  3.45%

----------

* Financial Intermediary shares have been outstanding only for short periods since inception. Performance for Financial Intermediary shares would be lower because of the 0.25% shareholder servicing fee paid by those shares. Since the period from May 28, 2003 (reissuance of Financial Intermediary shares) through December 30, 2003 (date of redemption of last Financial
   Intermediary shares issued), is less than one full year, performance information for those shares is not provided in the table.

--------------------------------------------------------------------------------

UBS Select Money Market Fund
--------------------------------------------------------------------------------

EXPENSES AND FEE TABLES

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment when you buy or sell fund shares):

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)              None
Maximum Deferred Sales Charge (Load) (as a % of offering price)                          None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets):

                                                                                      FINANCIAL
                                                                    INSTITUTIONAL    INTERMEDIARY
                                                                        SHARES          SHARES
                                                                    -------------    ------------
Management Fees                                                         0.18%            0.18%
Distribution and/or Service (12b-1) Fees                                None             None
Other Expenses
   Shareholder Servicing Fee                                  None               0.25%
   Miscellaneous Expenses*                                    None               None
                                                              -------------      ------------
                                                                        0.00%            0.25%
                                                                    -------------    ------------
Total Annual Fund Operating Expenses**                                  0.18%            0.43%
                                                                    =============    ============

----------
* Miscellaneous expenses are estimated to be less than 0.01% of the fund's average daily net assets, and UBS Global AM reimburses the fund for these expenses as discussed below under "Management."

** UBS Global AM may voluntarily waive fees from time to time. Once started, there is no guarantee that UBS Global AM will continue to voluntarily waive those fees. Waivers may affect the fund's performance.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain at the expense levels shown in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                 1 YEAR       3 YEARS     5 YEARS     10 YEARS
                                                 ------       -------     -------     --------
Institutional shares                              $ 18         $  58       $ 101       $  230
Financial Intermediary shares                       44           138         241          542

--------------------------------------------------------------------------------
6

UBS Select Treasury Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

FUND OBJECTIVE

Maximum current income consistent with liquidity and the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. Under normal circumstances, the fund will invest at least 80% of its net assets in securities issued by the US Treasury and in related repurchase agreements.

The fund may invest a significant percentage of its assets in repurchase agreements. Repurchase agreements involve transactions in which the fund purchases securities issued by the US Treasury and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest. While income earned by the fund's direct investments in securities issued by the US Treasury may qualify for favorable state and local income taxation, income related to repurchase agreements may not be so advantaged. Investing in repurchase agreements may permit the fund quickly to take advantage of increases in short-term rates.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

UBS Global Asset Management (US) Inc. ("UBS Global AM") serves as the fund's investment advisor. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

- CREDIT RISK--Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

- INTEREST RATE RISK--The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

More information about the risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

PERFORMANCE

As the fund commenced operations on March 23, 2004, and accordingly had not completed a full calendar year of performance as of December 31, 2004, there is no performance information quoted for the fund.

--------------------------------------------------------------------------------

UBS Select Treasury Fund
--------------------------------------------------------------------------------

EXPENSES AND FEE TABLES

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment when you buy or sell fund shares):

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)              None
Maximum Deferred Sales Charge (Load) (as a % of offering price)                          None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets):

                                                                                      FINANCIAL
                                                                    INSTITUTIONAL    INTERMEDIARY
                                                                        SHARES          SHARES
                                                                    -------------    ------------
Management Fees                                                         0.18%            0.18%
Distribution and/or Service (12b-1) Fees                                None             None
Other Expenses
   Shareholder Servicing Fee                                None                 0.25%
   Miscellaneous Expenses*                                  None                 None
                                                            -------------        ------------
                                                                        0.00%            0.25%
                                                                    -------------    ------------
Total Annual Fund Operating Expenses**                                  0.18%            0.43%
                                                                    =============    ============

----------
* Miscellaneous expenses are estimated to be less than 0.01% of the fund's average daily net assets, and UBS Global AM reimburses the fund for these expenses as discussed below under "Management."

** UBS Global AM may voluntarily waive fees from time to time. Once started, there is no guarantee that UBS Global AM will continue to voluntarily waive those fees. Waivers may affect the fund's performance.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain at the expense levels shown in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                 1 YEAR       3 YEARS     5 YEARS     10 YEARS
                                                 ------       -------     -------     --------
Institutional shares                              $  18        $  58       $ 101       $ 230
Financial Intermediary shares                        44          138         241         542

--------------------------------------------------------------------------------
8

UBS Institutional Money Market Funds
--------------------------------------------------------------------------------

MORE ABOUT RISKS AND INVESTMENT STRATEGIES

PRINCIPAL RISKS

The main risks of investing in the funds are described below. Not all of these risks apply to each fund. You can find a list of the main risks that apply to each fund under the "Investment Objective, Strategies and Risks" heading for that fund.

Other risks of investing in a fund, along with further details about some of the risks described below, are discussed in the funds' Statement of Additional Information ("SAI"). Information on how you can obtain the SAI can be found on the back cover of this prospectus.

CREDIT RISK. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk.

FOREIGN INVESTING RISK. The Select Money Market Fund may invest in foreign money market instruments that are denominated in US dollars. Foreign investing may involve risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of US issuers. In addition, there are differences between US and foreign regulatory requirements and market practices.

GOVERNMENT SECURITIES RISK. Various types of US government securities have different levels of credit risk. Credit risk is the risk that the issuer will not make principal or interest payments when they are due. Some US government securities are issued or guaranteed by the US Treasury and are supported by the full faith and credit of the United States. Other types of US government securities are supported by the full faith and credit of the United States (but not issued by the US Treasury). These securities have the lowest credit risk. Still other types of US government securities are: (1) supported by the ability of the issuer to borrow from the US Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; (3) supported by pools of assets (E.G., mortgage-backed securities); or (4) supported by the United States in some other way. A fund may invest in securities in any of these categories. A fund may invest in securities issued by government-sponsored enterprises that, although chartered or sponsored by Acts of Congress, issue securities that are neither insured nor guaranteed by the US government. For example, debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Federal National Mortgage Association ("Fannie Mae"), and the Federal Home Loan Banks ("FHLBs"), are neither insured nor guaranteed by the US government.

INTEREST RATE RISK. The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of a fund's investments will fall. Also, a fund's yield will tend to lag behind changes in prevailing short-term interest rates. This means that a fund's income will

--------------------------------------------------------------------------------

UBS Institutional Money Market Funds
--------------------------------------------------------------------------------

tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, a fund's income generally will tend to fall more slowly.

ADDITIONAL RISK

STRUCTURED SECURITY RISK. The Select Money Market Fund may purchase securities representing interests in underlying assets, but structured to provide certain advantages not inherent in those assets (E.G., enhanced liquidity and yields linked to short-term interest rates). If those securities behaved in a way that UBS Global AM did not anticipate, or if the security structures encountered unexpected difficulties, the fund could suffer a loss.

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES

Like all money market funds, the funds are subject to maturity, quality and diversification requirements designed to help them maintain a stable price of $1.00 per share. The funds' investment strategies are designed to comply with these requirements.

UBS Global AM may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying each fund's composition and weighted average maturity based upon UBS Global AM's assessment of the relative values of various money market instruments and future interest rate patterns. UBS Global AM also may buy or sell money market instruments to take advantage of yield differences.

Each fund may invest to a limited extent in shares of similar money market funds.

The funds may maintain a rating from one or more rating agencies that provide ratings on money market funds. There can be no assurance that a fund will maintain any particular rating or maintain it with a particular rating agency. To maintain a rating, UBS Global AM may manage a fund more conservatively than if it were not rated.

As noted above, under normal circumstances, Select Treasury Fund invests at least 80% of its net assets in securities issued by the US Treasury and repurchase agreements relating to those instruments. Select Treasury Fund's 80% policy is a "non-fundamental" policy. This means that this investment policy may be changed by the fund's board without shareholder approval. However, Select Treasury Fund has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change to the 80% investment policy.

--------------------------------------------------------------------------------
10

UBS Institutional Money Market Funds
--------------------------------------------------------------------------------

MANAGING YOUR FUND ACCOUNT

The following pages tell you how to buy, sell and exchange shares of each fund.

If you are buying fund shares directly or through financial intermediaries, you should refer to the following section regarding buying, selling or exchanging fund shares in most cases. IF YOU ARE BUYING SHARES THROUGH UBS FINANCIAL SERVICES INC.'S AUTOMATED PURCHASING ACCOUNT SYSTEM, YOU SHOULD DIRECT YOUR REQUEST TO YOUR FINANCIAL ADVISOR AND REFER TO THE SECTIONS BELOW BEGINNING "UBS FINANCIAL SERVICES INC.: AUTOMATED PURCHASING ACCOUNTS."

BUYING SHARES

The funds accept the settlement of purchase orders only in available federal funds. Federal funds are funds deposited by a commercial bank in an account at a Federal Reserve Bank that can be transferred to a similar account of another bank in one day and thus may be made immediately available to a fund through its custodian.

The funds offer two separate classes of shares--Institutional shares and Financial Intermediary shares--as an economical and convenient means for institutions to invest short-term funds that they hold for their own account or hold or manage for others.

- You may purchase Institutional shares if you are an institutional investor. UBS Global AM, the principal underwriter of each fund's shares, may, in its discretion, make Institutional shares available to individuals or other entities.
- You may purchase Financial Intermediary shares only if you are a financial intermediary (E.G. a bank, trust company, broker or investment advisor) buying the shares for the benefit of your customers. Financial Intermediary shares bear special fees (paid by the fund) at the annual rate of 0.25% of the fund's average daily net assets attributable to Financial Intermediary shares for services that these financial intermediaries provide to the beneficial owners of the Financial Intermediary shares.

Unless you specify otherwise, the funds will treat all purchase orders as orders for Institutional shares.

If you buy fund shares through financial intermediaries who are authorized to accept purchase orders on behalf of the funds, each such financial intermediary is then responsible for sending the order to the transfer agent. You may also buy fund shares directly by calling the funds' transfer agent, PFPC Inc., at 1-888-547 FUND and speaking to a representative.

You will need to complete an account application in connection with your initial purchase (unless you are buying Financial Intermediary shares through someone else). You can get a copy of the application from UBS Global AM or a financial intermediary or by calling the transfer agent toll-free 1-888-547 FUND.

You buy shares at the net asset value next determined after receipt of your purchase order in good form by the transfer agent. A fund must receive payment on the same day. Your purchase order will be effective only if (1) you or your financial intermediary wires payment in federal funds on the same business day that you place your order, and (2) the wire is actually credited to the fund's bank account by a Federal Reserve Bank on that day. Otherwise, the order will be

--------------------------------------------------------------------------------

UBS Institutional Money Market Funds
--------------------------------------------------------------------------------

rejected. A business day is any day on which the Federal Reserve Bank of New York, the New York Stock Exchange ("NYSE"), and the principal bond markets (as recommended by The Bond Market Association ("BMA")) are open. (Holidays are listed on Appendix A to this prospectus.)

Orders to buy shares of a fund received before noon (Eastern time) will normally be executed as of noon (Eastern time). Orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). Orders received after 2:30 p.m. (Eastern time) but before 5:00 p.m. (Eastern time) will normally be executed as of 5:00 p.m. (Eastern time).

A fund may advance the time by which orders to buy or sell its shares must be received by the transfer agent on any day that the NYSE closes early because trading has been halted for the day. The funds will advance the final time by which orders to buy or sell shares must be received by the transfer agent to 3:00 p.m. (Eastern time) on those days that BMA has recommended that the bond markets close early. Appendix A to this prospectus lists the BMA US holiday recommendations schedule for the remainder of 2005 and for 2006. These days generally occur on the afternoon of a business day prior to a national holiday.

The funds and UBS Global AM have the right to reject a purchase order and to suspend the offering of fund shares for a period of time or permanently. UBS Global AM may return without notice money wired to a fund if the investor fails to place a corresponding share purchase order.

WIRE INSTRUCTIONS. Instruct your bank to transfer federal funds by wire to:

To:  PNC Bank
     Philadelphia, PA
     ABA #0310-0005-3

BNF: Mutual Fund Services A/C 8614973575
RE: Purchase shares of (insert name of fund)
FFC: (Name of Account and Account Number)

A financial intermediary or your bank may impose a service charge for wire transfers.

MINIMUM INVESTMENT. The minimum investment level for initial purchases generally is $1,000,000. Subsequent purchases, and purchases through exchanges, are not subject to a minimum investment level. The minimum investment requirement will be waived (1) for investors purchasing shares of UBS Select Treasury Fund who had owned shares of UBS LIR Government Securities Fund or UBS LIR Treasury Securities Fund at any time during the twelve months prior to April 1, 2004, and
(2) for investors purchasing shares of UBS Select Money Market Fund who had owned shares of UBS LIR Money Market Fund at any time during the twelve months prior to January 12, 2004.

UBS Global AM may waive this minimum under other circumstances in its discretion. The funds may change their minimum investment requirements at any time. Investments must be denominated in US dollars.

If your fund account balance has fallen below $1,000,000, UBS Global AM reserves the right to reject your purchase order to add to the account unless the account balance will be at least $1,000,000 after that purchase.

Financial intermediaries may establish different minimums for their customers who purchase Financial

--------------------------------------------------------------------------------
12

UBS Institutional Money Market Funds
--------------------------------------------------------------------------------

Intermediary shares through them, provided that the aggregate amounts purchased meet the above minimums. You may obtain additional information about these minimums from your financial intermediary or directly from UBS Global AM.

ELECTRONIC TRADE ENTRY. The funds may offer an electronic trade order entry capability to eligible institutional investors who meet certain conditions. For more information about this option, contact your investment professional at your financial intermediary, or contact the transfer agent at 1-888-547 FUND.

SELLING SHARES

You may sell your shares through financial intermediaries that are authorized to accept redemption requests. Each financial intermediary is then responsible for sending the order to the transfer agent. You may also sell your shares by calling the transfer agent directly at 1-888-547 FUND and speaking with a representative.

Orders to sell shares received before noon (Eastern time) will normally be executed as of noon (Eastern time). Orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). Orders received after 2:30 p.m. (Eastern time) but before 5:00 p.m. (Eastern time) will normally be executed as of 5:00 p.m. (Eastern time).

As noted above under "Buying Shares," the funds may advance the time for the transfer agent's receipt of orders to sell shares (E.G., days on which securities markets close early prior to a national holiday).

Your sales proceeds will be paid in federal funds. Proceeds from the sale will be wired to one or more accounts you have designated, normally on the business day the sale order is accepted. If you sell all the shares you own, dividends accrued for the month to date will be paid in federal funds and wired on the same day to the accounts noted above.

If the transfer agent receives your order to sell shares late in the day, it will process your order and initiate a wire. However, your bank account or your account at your financial intermediary may not receive the proceeds in a timely manner if a Federal Reserve Bank is experiencing delay in transfer of funds. Neither the funds, UBS Global AM, a financial intermediary nor the transfer agent is responsible for the performance of a bank or any of its intermediaries.

The transfer agent will process orders to sell shares only if you have on file with it a properly completed account application with a signature guarantee or other authentication acceptable to the transfer agent. The account application requires you to designate the account(s) for wiring sales proceeds. You must submit any change in the designated account(s) for sale proceeds in a form acceptable to the transfer agent. The transfer agent will not place the sales order if the information you provide does not correspond to the information on your application or account records.

A signature guarantee may be obtained from a financial institution, broker, dealer or clearing agency that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association. These are: Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program
(SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). The transfer agent will not accept signature guarantees that are not part of these programs.

You may sell Financial Intermediary shares only if you are a bank or other financial intermediary selling the shares for the benefit of your customers.

--------------------------------------------------------------------------------
                                                                              13
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UBS Institutional Money Market Funds
--------------------------------------------------------------------------------

If you have additional questions on selling shares, you should contact your investment professional at your financial intermediary or call the transfer agent at 1-888-547 FUND.

EXCHANGING SHARES

You may exchange Institutional shares of a fund for Institutional shares of the other fund.

In addition, you may exchange Financial Intermediary shares of one fund for Financial Intermediary shares of the other fund if the other fund is available through your financial intermediary.

The minimum noted above in "Buying Shares" does not apply to initial purchases made through an exchange of shares. All exchanges are based upon the net asset value that is next calculated after the fund receives your order.

Exchange orders for each fund are normally accepted up until 5:00 p.m. (Eastern time). Exchange orders received after that time will not be effected, and you or your financial intermediary will have to place an exchange order before that time on the following business day if you still wish to effect an exchange. If you exchange all your fund shares, the dividends accrued on those shares for the month to date will also be invested in the shares of the other fund into which the exchange is made.

You can place an exchange order through a financial intermediary, who is then responsible for sending the order to the transfer agent. You can also place an exchange order by calling the transfer agent directly at 1-888-547 FUND and speaking with a representative.

Shareholders making their initial purchase of another fund through an exchange should allow more time. These exchange orders should be received by the transfer agent at least one half hour before the exchange order deadline to allow the transfer agent sufficient time to establish an account in the new fund. The transfer agent may not be able to effect the exchange if this extra time is not allotted.

The funds may modify or terminate the exchange privilege at any time.

ADDITIONAL INFORMATION ABOUT YOUR ACCOUNT

You will receive a confirmation of your initial purchase of fund shares, and subsequent transactions may be reported on periodic account statements. These periodic statements may be sent monthly except that, if your only fund activity in a quarter was reinvestment of dividends, the activity may be reported on a quarterly rather than a monthly statement.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. If you do not provide the information requested, a fund may not be able to maintain your account. If a fund is unable to verify your identity or that of another person(s) authorized to act on your behalf, the fund and UBS Global AM reserve the right to close your account and/or take such other action they deem reasonable or required by law. Fund shares will be redeemed and valued in accordance with the net asset value next calculated after the determination has been made to close the account.

A financial intermediary buying or selling shares for its customers is responsible for transmitting orders to the transfer agent in accordance with its customer agreements and the procedures noted above.

UBS Global AM (not the funds) also may pay fees to entities that make shares of the funds available to

--------------------------------------------------------------------------------
14

UBS Institutional Money Market Funds
--------------------------------------------------------------------------------

others. The amount of these fees will be negotiated between UBS Global AM and the entity.

If you currently have an account at UBS Financial Services Inc. and prefer the features of an Automated Purchasing Account (as described below), ask your Financial Advisor to help you to open an Automated Purchasing Account. You will need to redeem your shares in your Direct Purchasing Account (as described below) and to transfer the proceeds to a new Automated Purchasing Account. More information regarding Automated Purchasing Accounts is provided in the next section of this prospectus.

MARKET TIMING. Frequent purchases and redemptions of fund shares could increase each fund's transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of each fund's portfolio, which could impact each fund's performance. However, money market funds are generally used by investors for short-term investments, often in place of bank checking or savings accounts or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. UBS Global AM anticipates that shareholders will purchase and sell fund shares frequently because each fund is designed to offer investors a liquid cash option. UBS Global AM also believes that money market funds, such as the funds offered in this Prospectus, are not targets of abusive trading practices because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. For these reasons, the Board has not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to discourage excessive or short-term trading of fund shares.

Other UBS Global AM funds that are not money market funds have approved policies and procedures designed to discourage and prevent abusive trading practices. For more information about market timing policies and procedures for another UBS Global AM fund, please see that fund's Prospectus.

FINANCIAL INTERMEDIARY SHARES. Financial intermediaries purchasing or holding shares for their customer accounts may charge those customers for cash management and other services provided in connection with their accounts. These charges may include account maintenance fees, compensating balance requirements or fees based on account transactions, assets or income. The dividends payable to the financial intermediaries' customers, who are the beneficial owners of the shares, will be lower than those on Institutional shares of the funds by the amount of the fees paid by the funds for shareholder services. A customer should consider the terms of his or her account with a financial intermediary before purchasing shares.

UBS FINANCIAL SERVICES INC.: AUTOMATED PURCHASING ACCOUNTS

Initial purchases made through UBS Financial Services Inc. can be made in one of two ways. The purchases can be made by your Financial Advisor directly with a fund (a "Direct Purchasing Account") or can be entered through that firm's order entry system (an "Automated Purchasing Account"). Your account will be established as an Automated Purchasing Account unless you instruct your Financial Advisor otherwise or made your initial purchase prior to May 19, 2003. Automated Purchasing Accounts will have certain benefits but do not have certain features available to Direct Purchasing Accounts.

If you have an Automated Purchasing Account, you should direct all your requests to buy, sell or exchange shares directly to your Financial Advisor. The following

--------------------------------------------------------------------------------
                                                                              15
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UBS Institutional Money Market Funds
--------------------------------------------------------------------------------

sections provide information regarding Automated Purchasing Accounts; procedures related to Direct Purchasing Accounts are described above under "Managing Your Fund Account."

BUYING SHARES

When you instruct your Financial Advisor to buy shares on your behalf, your account at UBS Financial Services Inc. will automatically be debited, and UBS Financial Services Inc. will wire funds on your behalf. Your Financial Advisor is responsible for making sure that your order is promptly sent to a fund.

Institutional shares are available to Automated Purchasing Accounts as an economical and convenient means to invest short-term funds.

You buy shares at the net asset value next determined after receipt of your purchase order in good form by the transfer agent. The fund must receive payment on the same day. Your purchase order will be effective only if (1) UBS Financial Services Inc. wires payment in federal funds on the same business day that you place your order, and (2) the wire is actually credited to the fund's bank account by a Federal Reserve Bank on that day. Otherwise, the order will be rejected. A business day is any day on which the Federal Reserve Bank of New York, the NYSE, and the principal bond markets (as recommended by BMA) are open. (Holidays are listed on Appendix A to this prospectus.)

Orders to buy shares received before noon (Eastern time) will normally be executed as of noon (Eastern time). Orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). Orders received after 2:30 p.m. (Eastern time) but before 5:00 p.m. (Eastern time) will normally be executed as of 5:00 p.m. (Eastern time).

A fund may advance the time by which orders to buy or sell its shares must be received by the transfer agent on any day that the NYSE closes early because trading has been halted for the day. The funds will advance the final time by which orders to buy or sell shares must be received by the transfer agent to 3:00 p.m. (Eastern time) on those days that BMA has recommended that the bond markets close early. Appendix A to this prospectus lists the BMA US holiday recommendations schedule for the remainder of 2005 and for 2006. These days generally occur on the afternoon of a business day prior to a national holiday.

The funds and UBS Global AM reserve the right to reject a purchase order or suspend the offering of fund shares.

MINIMUM INVESTMENT. The minimum investment level for initial purchases generally is $1,000,000. Subsequent purchases, and purchases through exchanges, are not subject to a minimum investment level. The minimum investment requirement will be waived (1) for investors purchasing shares of UBS Select Treasury Fund who had owned shares of UBS LIR Government Securities Fund or UBS LIR Treasury Securities Fund at any time during the twelve months prior to April 1, 2004, and
(2) for investors purchasing shares of UBS Select Money Market Fund who had owned shares of UBS LIR Money Market Fund at any time during the twelve months prior to January 12, 2004. UBS Global AM may waive this minimum under other circumstances in its discretion. The funds may change their minimum investment requirements at any time. Investments must be denominated in US dollars.

--------------------------------------------------------------------------------
16
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UBS Institutional Money Market Funds
--------------------------------------------------------------------------------

If your fund account balance has fallen below $1,000,000, UBS Global AM reserves the right to reject your purchase order to add to the account unless the account balance will be at least $1,000,000 after that purchase.

SELLING SHARES

You must place your sell order directly with your Financial Advisor. Your Financial Advisor is responsible for making sure that your order is promptly sent to a fund.

Orders to sell shares of the funds received before noon (Eastern time) will normally be executed as of noon (Eastern time). Orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). Orders received after 2:30 p.m. (Eastern time) but before 5:00 p.m. (Eastern time) will normally be executed as of 5:00 p.m. (Eastern time).

As noted above under "Buying Shares," the funds may advance the time for the transfer agent's receipt of orders to sell shares (E.G., days on which securities markets close early prior to a national holiday).

Your sales proceeds will be paid in federal funds wired directly to UBS Financial Services Inc. for credit to your account. If you sell all the shares you own, dividends accrued for the month to date will be paid in federal funds and wired on the same day.

If the transfer agent receives your order to sell shares late in the day, it will process your order and initiate a wire. However, your account at UBS Financial Services Inc. may not receive the proceeds in a timely manner if a Federal Reserve Bank is experiencing delay in transfer of funds. Neither the funds, UBS Global AM, UBS Financial Services Inc. nor the transfer agent is responsible for the performance of a bank or any of its intermediaries.

If you have additional questions on selling shares, you should contact your Financial Advisor or call the transfer agent at 1-888-547 FUND.

EXCHANGING SHARES

You must place your exchange order directly with your Financial Advisor, who is responsible for sending the order to the transfer agent.

You may exchange Institutional shares of a fund for Institutional shares of the other fund.

The minimum noted above in "Buying Shares" does not apply to initial purchases made through an exchange of shares. All exchanges are based upon the net asset value that is next calculated after the fund receives your order.

Exchange orders for each fund are normally accepted up until 5:00 p.m. (Eastern time). Exchange orders received after that time will not be effected, and you will need to instruct your Financial Advisor to place an exchange order before that time on the following business day if you still wish to effect an exchange. If you exchange all your fund shares, the dividends accrued on those shares for the month to date will also be invested in the shares of the other fund into which the exchange is made.

Shareholders making their initial purchase of another fund through an exchange should allow more time. These exchange orders should be received by the transfer agent at least one half hour before the exchange order deadline to allow the transfer agent sufficient time to establish an account in the new fund. Otherwise the transfer agent may not be able to effect the exchange if this extra time is not allotted.

--------------------------------------------------------------------------------

UBS Institutional Money Market Funds
--------------------------------------------------------------------------------

The funds may modify or terminate the exchange privilege at any time.

ADDITIONAL INFORMATION ABOUT YOUR ACCOUNT

You will receive a confirmation of your initial purchase of fund shares, and subsequent transactions may be reported on periodic account statements. These periodic statements may be sent monthly except that, if your only fund activity in a quarter was reinvestment of dividends, the activity may be reported on a quarterly rather than a monthly statement.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. If you do not provide the information requested, a fund may not be able to maintain your account. If a fund is unable to verify your identity or that of another person(s) authorized to act on your behalf, the fund and UBS Global AM reserve the right to close your account and/or take such other action they deem reasonable or required by law. Fund shares will be redeemed and valued in accordance with the net asset value next calculated after the determination has been made to close the account.

UBS Global AM (not the funds) also may pay fees to entities that make shares of the funds available to others. The amount of these fees will be negotiated between UBS Global AM and the entity.

If you currently have an Automated Purchasing Account and prefer the features of a Direct Purchasing Account as described above, ask your Financial Advisor to help you to open a Direct Purchasing Account. You will need to redeem your shares in the Automated Purchasing Account and to transfer the proceeds to a new Direct Purchasing Account. You need to complete an account application when establishing a Direct Purchasing Account.

MARKET TIMING. Frequent purchases and redemptions of fund shares could increase each fund's transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of each fund's portfolio, which could impact each fund's performance. However, money market funds are generally used by investors for short-term investments, often in place of bank checking or savings accounts or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. UBS Global AM anticipates that shareholders will purchase and sell fund shares frequently because each fund is designed to offer investors a liquid cash option. UBS Global AM also believes that money market funds, such as the funds offered in this Prospectus, are not targets of abusive trading practices because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. For these reasons, the Board has not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to discourage excessive or short-term trading of fund shares.

Other UBS Global AM funds that are not money market funds have approved policies and procedures designed to discourage and prevent abusive trading practices. For more information about market timing policies and procedures for another UBS Global AM fund, please see that fund's Prospectus.

PRICING AND VALUATION

The price of fund shares is based on net asset value and is determined separately for each class of shares. The net asset value per share for each class is the total value of a fund attributable to that class

--------------------------------------------------------------------------------
18

UBS Institutional Money Market Funds
--------------------------------------------------------------------------------

divided by the total number of shares of that class outstanding. In determining net asset value, each fund values its securities at their amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to a fund and the amount due at maturity. Each fund's net asset value per share for each class is expected to be $1.00, although this value is not guaranteed.

The net asset value per share for both funds is normally determined three times each business day as follows:

-  noon (Eastern time);

-  2:30 p.m. (Eastern time);

-  5:00 p.m. (Eastern time).

Your price for buying or selling shares will be based upon the net asset value that is next calculated after the fund receives your order.

On any day that a fund determines to advance the time by which orders to buy or sell its shares must be received by the transfer agent as described above under "Buying Shares," the time for determination of the fund's net asset value per share will be as of the same time the fund has determined to cease accepting orders to buy or sell its shares. The fund will not price its shares again on that business day even though it normally prices its shares more frequently.

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                                                                              19
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UBS Institutional Money Market Funds
--------------------------------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISOR

UBS Global Asset Management (US) Inc. ("UBS Global AM") is the funds' investment advisor, administrator and principal underwriter.

UBS Global AM is a Delaware corporation located at 51 West 52nd Street, New York, New York, 10019-6114. UBS Global AM is an investment advisor registered with the US Securities and Exchange Commission. UBS Global AM is an indirect wholly owned subsidiary of UBS AG ("UBS"). As of June 30, 2005, UBS Global AM had approximately $50.1 billion in assets under management. UBS Global AM is a member of the UBS Global Asset Management Division, which had approximately $535.3 billion in assets under management worldwide as of June 30, 2005. UBS is an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.

ADVISORY FEES

UBS Global AM's contract fee for the management services it provides to each fund is at the annual rate of 0.18% of a fund's average daily net assets.

In exchange for this fee, UBS Global AM has agreed to bear all of the funds' expenses other than the shareholder services fees paid for Financial Intermediary shares, interest, taxes, extraordinary costs and the cost of securities purchased and sold by the funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the funds' independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each fund's average daily net assets.

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20
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UBS Institutional Money Market Funds
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DIVIDENDS AND TAXES

DIVIDENDS

Each fund declares dividends daily and pays them monthly. Dividends accrued during a given month are paid on the first business day of the next month or upon the sale of all the fund shares in a shareholder's account.

Each fund may distribute all or a portion of its short-term capital gains (if any) to the extent required to ensure that the fund maintains its federal tax law status as a regulated investment company. Each fund will also distribute all or a portion of its short-term capital gains to the extent necessary to maintain its share price at $1.00.

Shares of each fund earn dividends on the day they are purchased but do not earn dividends on the day they are sold.

Dividends on Financial Intermediary shares are expected to be lower than dividends on Institutional shares of the same fund because of the higher expenses borne by Financial Intermediary shares.

You will receive dividends in additional shares of the same class unless you elect to receive them in cash. If you prefer to receive dividends in cash, contact your Financial Advisor (if you purchased your shares through a financial intermediary) or the transfer agent (if you purchased your shares directly).

TAXES

The dividends that you receive from each fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash, and are expected to be taxed as ordinary income. Such dividends are not eligible for the reduced rate of tax that may apply to certain qualifying dividends on corporate stock.

Although dividends are generally treated as taxable to you in the year they are paid, dividends declared in October, November or December but paid in January are taxable as if they were paid in December.

Shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them. If you hold fund shares through a tax-exempt account or plan such as an IRA or 401(k) plan, dividends on your shares generally will not be subject to tax.

Some states and localities do not tax dividends that are attributable to interest on certain government securities under certain circumstances. However, these dividends may be subject to corporate franchise tax in some states.

Each fund will tell you annually the character of dividends for tax reporting purposes. You will not recognize any gain or loss on the sale or exchange of your fund shares as long as the fund maintains a share price of $1.00.

Each fund may be required to withhold a 28% federal tax on all dividends payable to you

- if you fail to provide the fund or UBS Financial Services Inc. with your correct taxpayer identification number on Form W-9 (for US citizens and resident aliens) or to make required certifications, or

- if you have been notified by the IRS that you are subject to backup withholding.

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                                                                              21
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UBS Institutional Money Market Funds
--------------------------------------------------------------------------------

Taxable distributions to non-residents may be subject to a 30% withholding tax. Distributions to non-residents of short-term capital gains and interest income made by each fund to non-residents are expected to be subject to withholding tax because certain detailed information necessary for an exemption is not maintained or expected to be available.

The above is a general and abbreviated discussion of certain tax considerations, and each investor is advised to consult with his or her own tax advisor. There is additional information on taxes in the funds' SAI.

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22

UBS Institutional Money Market Funds
--------------------------------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS

Each fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Each fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in its semiannual and annual reports to shareholders and is filed with the SEC on Form N-CSR. Each fund's Forms N-Q and Forms N-CSR are available on the SEC's Web site at http://www.sec.gov. Each fund's Forms N-Q and Forms N-CSR may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-942 8090. Additionally, you may obtain copies of Forms N-Q and semiannual and annual reports to shareholders from the funds upon request by calling 1-800-647 1568. Please consult the funds' Statement of Additional Information ("SAI") for a description of the policies and procedures that govern disclosure of the funds' portfolio holdings.

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                                                                              23
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UBS Select Money Market Fund
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the financial performance for the UBS Select Money Market Fund for the past 5 years and for the UBS Select Treasury Fund since it commenced operations on March 23, 2004.

Certain information reflects financial results for a single fund share. In the tables, "total investment return" represents the rate that an investor would have earned on an investment in a fund (assuming reinvestment of all dividends and other distributions).

The information in the financial highlights has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report appears in the funds' annual report to shareholders. You may obtain copies of the funds' annual report without charge by calling 1-888-547 FUND.

                                                                                                                    FINANCIAL
                                                                                                                   INTERMEDIARY
                                                                                                                    SHARES(2)
                                                                                                                   ------------
                                                                                                                     FOR THE
                                                                 INSTITUTIONAL SHARES                                PERIOD
                                       ------------------------------------------------------------------------      MAY 28,
                                                            FOR THE YEARS ENDED APRIL 30,                           2003+ TO
                                       ------------------------------------------------------------------------    DECEMBER 30,
                                           2005            2004           2003           2002           2001           2003
                                       -----------     -----------    -----------    -----------    -----------    ------------
NET ASSET VALUE, BEGINNING
   OF PERIOD                           $      1.00     $      1.00    $      1.00    $      1.00    $      1.00    $       1.00
                                       -----------     -----------    -----------    -----------    -----------    ------------
Net investment income                         0.17           0.010          0.015          0.029          0.062           0.004
                                       -----------     -----------    -----------    -----------    -----------    ------------
Dividends from net investment income         (0.17)         (0.010)        (0.015)        (0.029)        (0.062)         (0.004)
Distributions from net realized
   gains from investment activities         (0.000)@            --         (0.000)@           --             --              --
                                       -----------     -----------    -----------    -----------    -----------    ------------
Total dividends and distributions           (0.017)         (0.010)        (0.015)        (0.029)        (0.062)         (0.004)
                                       -----------     -----------    -----------    -----------    -----------    ------------
NET ASSET VALUE, END OF PERIOD         $      1.00     $      1.00    $      1.00    $      1.00    $      1.00    $       1.00
                                       ===========     ===========    ===========    ===========    ===========    ============
TOTAL INVESTMENT RETURN(1)                    1.72%           0.98%          1.56%          2.96%          6.37%           0.43%
                                       ===========     ===========    ===========    ===========    ===========    ============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)      $ 5,934,079     $ 7,491,646    $ 6,335,525    $ 7,795,414    $ 3,385,770    $         --
Expenses to average net assets, net
   of fee waivers by advisor                  0.18%           0.18%          0.17%          0.16%          0.15%           0.43%*
Expenses to average net assets,
   before fee waivers by advisor              0.18%           0.18%          0.18%          0.18%          0.18%           0.43%*
Net investment income to average net
   assets, net of fee waivers by
   advisor                                    1.68%           0.97%          1.54%          2.70%          6.11%           0.72%*
Net investment income to average net
   assets, before fee waivers by
   advisor                                    1.68%           0.97%          1.53%          2.68%          6.08%           0.72%*

@   Amount represents less than $0.0005 per share.
+   Reissuance of shares.
*   Annualized.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions.
(2) At December 30, 2003, there were no Financial Intermediary shares outstanding.

--------------------------------------------------------------------------------
24

UBS Select Treasury Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (concluded)

                                                    INSTITUTIONAL SHARES
                                               ----------------------------------
                                                                   FOR THE PERIOD
                                                FOR THE YEAR         MARCH 23,
                                               ENDED APRIL 30,        2004+ TO
                                                    2005           APRIL 30, 2004
                                               ---------------     --------------
NET ASSET VALUE, BEGINNING OF PERIOD           $          1.00     $         1.00
                                               ---------------     --------------

Net investment income                                    0.016              0.001
Dividends from net investment income                    (0.016)            (0.001)
                                               ---------------     --------------

NET ASSET VALUE, END OF PERIOD                 $          1.00     $         1.00
                                               ===============     ==============

TOTAL INVESTMENT RETURN(1)                                1.61%              0.08%
                                               ===============     ==============

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)              $       461,046     $      385,536
Expenses to average net assets                            0.18%              0.18%*
Net investment income to average net assets               1.63%              0.78%*

----------
  + Commencement of operations.
  * Annualized.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for a period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions.

--------------------------------------------------------------------------------
                                                                              25

                                                                      Appendix A
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION REGARDING PURCHASES AND REDEMPTIONS

The funds are open for business each day that the Federal Reserve Bank of New York, the New York Stock Exchange ("NYSE") and the principal bond markets (as recommended by The Bond Market Association ("BMA")) are open. One or more of these will be closed on the observance of the holidays listed below. In addition, the funds will advance the final time by which orders to buy or sell shares must be received by the transfer agent to 3:00 p.m. (Eastern time) on those days that the BMA has recommended that the bond markets close early. Those days remaining through 2006 are also listed below.

                                                                    EARLY CLOSE
                                                                    (3:00 P.M., EASTERN TIME)
                         HOLIDAYS (Observed)                        THROUGH AUGUST 2006
                         -------------------                        -------------------------
                         Labor Day (September 5, 2005)              Friday, September 2, 2005
                         Columbus Day (October 10, 2005)            Friday, October 7, 2005
                         Veterans Day (November 11, 2005)           Thursday, November 10, 2005
                         Thanksgiving (November 24, 2005)           Wednesday, November 23, 2005
                                                                    Friday, November 25, 2005
                         Christmas (December 26, 2005)              Friday, December 23, 2005
                         New Year's Day (January 2, 2006)           Friday, December 30, 2005
                         Martin Luther King Day (January 16, 2006)  Friday, January 13, 2006
                         Presidents' Day (February 20, 2006)        Friday, February 17, 2006
                         Good Friday (April 14, 2006)               Thursday, April 13, 2006
                         Memorial Day (May 29, 2006)                Friday, May 26, 2006
                         Independence Day (July 4, 2006)            Monday, July 3, 2006
                         Labor Day (September 4, 2006)              Friday, September 1, 2006
                         Columbus Day (October 9, 2006)             Friday, October 6, 2006
                         Thanksgiving (November 23, 2006)           Wednesday, November 22, 2006
                                                                    Friday, November 24, 2006
                         Christmas (December 25, 2006)              Friday, December 22, 2006
                         New Year's Day (January 1, 2007)           Friday, December 29, 2006

In addition, each fund may suspend redemption privileges or postpone the date of payment (1) for any period (a) during which the NYSE is closed other than customary weekend and holiday closings or (b) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the fund of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for such fund fairly to determine the value of its net assets; or (3) for such other periods as the SEC may by order permit for the protection of security holders of the fund.

--------------------------------------------------------------------------------

TICKER SYMBOLS:
   Institutional Shares--
   UBS Select Money Market Fund              SELXX
   UBS Select Treasury Fund                  SETXX

If you want more information about either of the funds, the following documents are available free of charge upon request:

ANNUAL/SEMIANNUAL REPORTS

Additional information about each fund's investments is available in the fund's annual and semiannual reports to shareholders.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The funds' SAI provides more detailed information about the funds and is incorporated by reference into this prospectus (I.E., it is legally a part of this prospectus).

You may discuss your questions about the funds by contacting your Financial Advisor. You may obtain free copies of the funds' annual and semiannual reports and its SAI by contacting the funds directly at 1-800-647 1568. You may also request other information about the funds and make shareholder inquiries via this number. The funds do not make their SAI and shareholder reports available to the general public online because (1) they are money market funds, (2) they do not have their own public Web sites, and (3) their advisor does not make such documents for money market funds available on its Web site.

You may review and copy information about each fund, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942 8090. You can get copies of reports and other information about the funds:

- For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102; or

- Free, from the EDGAR database on the SEC's Internet Web site at http://www.sec.gov.

UBS Money Series
--UBS Select Money Market Fund
--UBS Select Treasury Fund
Investment Company Act File No. 811-08767

(C) 2005 UBS Global Asset Management (US) Inc.
All rights reserved.
S304

[UBS GLOBAL ASSET MANAGEMENT LOGO]


INSTITUTIONAL
MONEY MARKET FUNDS

UBS SELECT
MONEY MARKET FUND

UBS SELECT
TREASURY FUND

PROSPECTUS

August 30, 2005